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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA        11/15/2010
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $1,242,359
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


         COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING
                                                        VALUE    SH/PRN          PUT/ INVSTMT   OTHER       AUTHORITY
          ISSUER              TITLE OF CLASS CUSIP     (x1000)   AMOUNT  SH/ PRN CALL DISCRTN   MGRS    SOLE SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------
APPLE INC                         COMMON     037833100    54185   190961    SH        OTHER       01      0   190961   0
AMERISTAR CASINOS INC             COMMON     03070Q101    36415  2086791    SH        OTHER       01      0  2086791   0
BANK OF AMERICA CORP              COMMON     060505104    56697  4327220    SH        OTHER       01      0  4327220   0
BEMIS CO INC                      COMMON     081437105    15762   496431    SH        OTHER       01      0   496431   0
COINSTAR INC                      COMMON     19259P300    17637   410263    SH        OTHER       01      0   410263   0
COMERICA INC                      COMMON     200340107    24038   647050    SH        OTHER       01      0   647050   0
CUMMINS INC                       COMMON     231021106     3339    36860    SH        OTHER       01      0    36860   0
CVS CAREMARK CORP                 COMMON     126650100    11302   359130    SH        OTHER       01      0   359130   0
DEERE & CO COM                    COMMON     244199105     6791    97320    SH        OTHER       01      0    97320   0
FIFTH THIRD BANCORP               COMMON     316773100    47701  3965160    SH        OTHER       01      0  3965160   0
FORD MOTOR COMPANY            COM PAR $0.01  345370860    54927  4487470    SH        OTHER       01      0  4487470   0
GENERAL DYNAMICS CORP             COMMON     369550108     2836    45160    SH        OTHER       01      0    45160   0
HASBRO INC                        COMMON     418056107    40699   914368    SH        OTHER       01      0   914368   0
HUNTINGTON BANCSHARES INC         COMMON     446150104    32245  5666950    SH        OTHER       01      0  5666950   0
INVESTORS BANCRP                  COMMON     46146P102     5232   441914    SH        OTHER       01      0   441914   0
JACOBS ENGR GROUP INC             COMMON     469814107     2902    74990    SH        OTHER       01      0    74990   0
JPMORGAN CHASE & CO COM           COMMON     46625H100    73806  1939190    SH        OTHER       01      0  1939190   0
KEYCORP NY                        COMMON     493267108    35910  4511330    SH        OTHER       01      0  4511330   0
LAMAR ADVERTISING CO               CL A      512815101    12404   389815    SH        OTHER       01      0   389815   0
LEAP WIRELESS INTERNATIONAL       COMMON     521863308     2919   236355    SH        OTHER       01      0   236355   0
LEAR CORP                         COMMON     521865204    77409   980725    SH        OTHER       01      0   980725   0
PACWEST BANCORP                   COMMON     695263103     7906   414785    SH        OTHER       01      0   414785   0
PEOPLES UNITED FINANCIAL INC      COMMON     712704105    19794  1512110    SH        OTHER       01      0  1512110   0
PRECISION CASTPARTS CORP          COMMON     740189105    27352   214780    SH        OTHER       01      0   214780   0
ROMA FINANCIAL CORP               COMMON     77581P109     5068   481326    SH        OTHER       01      0   481326   0
SCRIPPS NETWORKS INTERACTIVE     CL A COM    811065101    35801   752439    SH        OTHER       01      0   752439   0
SPDR S&P 500 ETF TRUST           TR UNIT     78462F103   260250  2280300    SH    PUT OTHER       01      0  2280300   0
SUNTRUST BKS INC                  COMMON     867914103    41462  1605180    SH        OTHER       01      0  1605180   0
TEREX CORP NEW                    COMMON     880779103     3164   138040    SH        OTHER       01      0   138040   0
TFS FINANCIAL GROUP               COMMON     87240R107    39488  4296829    SH        OTHER       01      0  4296829   0
TIMKEN CO                         COMMON     887389104     2373    61850    SH        OTHER       01      0    61850   0
TITANIUM METALS CORP              COMMON     888339207     2036   102000    SH        OTHER       01      0   102000   0
TJX COS INC                       COMMON     872540109    37629   843127    SH        OTHER       01      0   843127   0
TRANSDIGM GROUP INC               COMMON     893641100    10276   165610    SH        OTHER       01      0   165610   0
UMPQUA HOLDINGS CORP              COMMON     904214103    15478  1364930    SH        OTHER       01      0  1364930   0
UNITED TECHNOLOGIES CORP          COMMON     913017109    18281   256650    SH        OTHER       01      0   256650   0
UNIVERSAL HEALTH SERVICES INC      CL B      913903100    76898  1978857    SH        OTHER       01      0  1978857   0
WARNACO GROUP INC                 COMMON     934390402    18090   353800    SH        OTHER       01      0   353800   0
XL GROUP PLC                       SHS       G98290102     5857   270420    SH        OTHER       01      0   270420   0